Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Research and Development [Abstract]
Schedule of Research and Development Expenses
	Year ended December 31
	2020	2019

Salaries and related expenses	39,021	177,712
Share based compensation	91,190	75,998
Professional fees	130,592	178,854
Depreciation	29,319	20,544
Travel expenses	7,190	26,138
Vehicle maintenance	13,657	26,227
Rent and asset management	-	10,582
Laboratory and Field tests	72,593	73,968
Other expenses	33,438	25,600
	417,000	615,623